Provisions - Summary of Detailed Information About Provisions (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)		Mar. 31, 2019 INR (₨)
Non-current
Provision for warranty	₨ 2			₨ 2
Non-current provisions	2		[1]	2
Current
Provision for warranty	317			275
Others	295			363
Current provisions	612	$ 8		638
Total	₨ 614			₨ 640

[1]	Value is less than 1